Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares
Allowance for doubtful accounts	¥ 512	$ 74	¥ 2,315
Total current liabilities	2,544,040	366,419	2,156,534
Total non-current liabilities	496,773	71,550	522,506
Total liabilities	3,040,813	437,969	2,679,040
Consolidated VIEs [Member]
Total current liabilities	291,685	42,011	137,933
Total non-current liabilities	28,531	4,109	28,445
Total liabilities	¥ 320,216	$ 46,120	¥ 166,378
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	115,297,224	115,297,224	51,230,242
Ordinary shares, shares outstanding	115,297,224	115,297,224	51,230,242
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940	68,788,940
Ordinary shares, shares issued	0	0	61,824,328
Ordinary shares, shares outstanding	0	0	61,824,328